Note 5 - Group Annuity Contract (Details Textual) - EBP 16-0733425 003 [Member] - USD ($) Pure in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	$ 5,720,023	$ 6,008,271
EBP, Fully Benefit-Responsive Investment Contract, Description	This contract meets the fully benefit-responsive investment contract criteria and therefore is reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Plan. Contract value, as reported to the Plan, represents contributions made under the contract, plus earnings, less participant withdrawals, and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.
Minimum [Member]
EBP, Fully Benefit-Responsive Investment Contract, Crediting Rate	0.00%